Alger Balanced Portfolio Investment Strategy - Class I2 [Member] - Alger Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.The Portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, financials, and health care sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.